NYSE

15008028

Silvio Conte (Joe)
Head of Corporate Actions
Global Listings

New York Stock Exchange
20 Broad Street, 16th Floor
New York, NY 10005
T +1 212 656 5024
silvio.conte@nyse.com

August 5, 2015

Received SEC

AUG 05 2015

Washington, DC 20549

CERT NYS
File No. 001-05805

Chief, Information Technology
Securities and Exchange Commission
Division of Corporate Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies its approval for listing and registration Depositary Shares, each representing a 1/400th interest in a share of 6.15% Non-Cumulative Preferred Stock, Series BB, of JPMorgan Chase & Co. under the Exchange Act of 1934.

Sincerely,

[signature]